INNOVATOR EQUITY MANAGED FLOOR ETF
Schedule of Investments January 31, 2024 (Unaudited)

	Shares		Value
COMMON STOCKS - 96.02%
Advertising - 0.03%
The Trade Desk, Inc. - Class A (a)(b)	626		$42,837

Aerospace & Defense - 1.46%
HEICO Corp. (b)	2,256		224,488
HEICO Corp. - Class A	2,256		142,319
Lockheed Martin Corp.	1,449		622,215
The Boeing Co. (a)	1,971		415,960
TransDigm Group, Inc.	491		536,506
			1,941,488
Airlines - 0.13%
Delta Air Lines, Inc.	4,287		167,793

Apparel - 0.34%
NIKE, Inc. - Class B	4,438		450,590

Auto Manufacturers - 1.48%
Ford Motor Co.	11,572		135,624
General Motors Co. (b)	6,773		262,792
Lucid Group, Inc. (a)(b)	59,032		199,528
Rivian Automotive, Inc. - Class A (a)	10,362		158,642
Tesla, Inc. (a)	6,517		1,220,569
			1,977,155

Auto Parts & Equipment - 0.07%
Mobileye Global, Inc. - Class A (a)(b)	3,330		86,114

Banks - 3.99%
Bank of America Corp.	31,942		1,086,347
Citizens Financial Group, Inc. (b)	10,730		350,871
First Citizens BancShares, Inc. - Class A	65		98,150
Huntington Bancshares, Inc.	26,251		334,175
JPMorgan Chase & Co.	10,674		1,861,119
Morgan Stanley (b)	4,036		352,101
Regions Financial Corp.	27,640		516,039
The Goldman Sachs Group, Inc.	1,861		714,642
			5,313,444
Beverages - 1.79%
Brown-Forman Corp. - Class B	1,567		86,028
PepsiCo, Inc.	5,138		865,907
The Coca-Cola Co.	24,119		1,434,839
			2,386,774
Biotechnology - 1.89%
Alnylam Pharmaceuticals, Inc. (a)	485		83,861
Amgen, Inc.	2,211		694,829
BioMarin Pharmaceutical, Inc. (a)	1,248		109,924
Gilead Sciences, Inc.	6,073		475,273
Moderna, Inc. (a)	795		80,335
Regeneron Pharmaceuticals, Inc. (a)	389		366,741
Royalty Pharma PLC - Class A	8,678		246,368
Vertex Pharmaceuticals, Inc. (a)	1,056		457,649
			2,514,980
Building Materials - 0.57%
Builders FirstSource, Inc. (a)(b)	632		109,797
CRH PLC (b)	1,024		73,482
Lennox International, Inc.	298		127,592
Trane Technologies PLC	1,766		445,120
			755,991
Chemicals - 1.63%
Celanese Corp. (b)	1,536		224,701
Dow, Inc.	7,680		411,648
Linde PLC	2,211		895,080
LyondellBasell Industries NV - Class A	3,361		316,338
PPG Industries, Inc.	2,304		324,956
			2,172,723
Commercial Services - 1.10%
Block, Inc. (a)	3,691		239,952
Cintas Corp.	864		522,348
PayPal Holdings, Inc. (a)	3,862		236,934
TransUnion	899		62,202
United Rentals, Inc. (b)	636		397,754
			1,459,190
Computers - 8.54%
Accenture PLC - Class A	2,660		967,921
Amdocs Ltd.	1,161		106,440
Apple, Inc.	48,903		9,017,714
Crowdstrike Holdings, Inc. - Class A (a)(b)	965		282,263
Dell Technologies, Inc. - Class C (b)	926		76,747
International Business Machines Corp.	4,341		797,268
Zscaler, Inc. (a)(b)	579		136,453
			11,384,806
Cosmetics & Personal Care - 1.14%
The Procter & Gamble Co.	9,699		1,524,101

Distribution & Wholesale - 0.19%
Ferguson PLC	1,348		253,235

Diversified Financial Services - 3.90%
American Express Co.	2,496		501,046
Apollo Global Management, Inc. (b)	2,400		240,960
Ares Management Corp. - Class A	1,536		186,593
Blue Owl Capital, Inc.	5,476		85,097
Coinbase Global, Inc. - Class A (a)	710		91,022
Franklin Resources, Inc.	4,128		109,929
Interactive Brokers Group, Inc. - Class A	1,536		136,320
LPL Financial Holdings, Inc.	576		137,773
Mastercard, Inc. - Class A	3,170		1,424,059
Nasdaq, Inc.	5,283		305,199
Rocket Cos., Inc. - Class A (a)	3,648		44,907
T Rowe Price Group, Inc.	1,668		180,895
Tradeweb Markets, Inc. - Class A	1,110		105,883
Visa, Inc. - Class A (b)	6,053		1,654,042
			5,203,725
Electric - 2.32%
Alliant Energy Corp.	5,287		257,265
Ameren Corp.	2,480		172,534
Avangrid, Inc.	793		24,091
CenterPoint Energy, Inc.	11,625		324,803
CMS Energy Corp.	5,670		324,097
Consolidated Edison, Inc.	4,129		375,326
DTE Energy Co.	3,265		344,196
Entergy Corp.	3,369		336,091
Evergy, Inc.	3,886		197,292
Eversource Energy	7,783		421,995
PPL Corp.	12,299		322,234
			3,099,924
Electrical Components & Equipment - 0.26%
AMETEK, Inc.	2,112		342,250

Electronics - 0.59%
Hubbell, Inc.	352		118,121
Jabil, Inc.	790		98,979
TE Connectivity Ltd.	3,169		450,600
Trimble, Inc. (a)	2,448		124,505
			792,205
Energy - Alternate Sources - 0.03%
Enphase Energy, Inc. (a)	341		35,508

Entertainment - 0.12%
DraftKings, Inc. - Class A (a)	2,030		79,272
Warner Music Group Corp. - Class A	2,177		79,439
			158,711
Environmental Control - 0.73%
Republic Services, Inc.	2,592		443,543
Waste Management, Inc.	2,880		534,615
			978,158
Food - 0.74%
Albertsons Cos., Inc. - Class A	4,755		100,901
Campbell Soup Co. (b)	9,880		440,944
Conagra Brands, Inc.	4,910		143,127
Kellanova	3,214		175,999
The J M Smucker Co. (b)	955		125,630
			986,601
Healthcare - Products - 2.99%
Abbott Laboratories	8,356		945,481
Avantor, Inc. (a)	5,439		125,043
Danaher Corp.	2,787		668,629
GE HealthCare Technologies, Inc. (b)	2,471		181,273
Insulet Corp. (a)	755		144,107
Intuitive Surgical, Inc. (a)	1,536		580,946
The Cooper Cos., Inc.	864		322,298
Thermo Fisher Scientific, Inc.	1,440		776,131
Zimmer Biomet Holdings, Inc.	1,887		237,007
			3,980,915
Healthcare - Services - 1.90%
HCA Healthcare, Inc.	1,200		365,880
Humana, Inc.	787		297,533
UnitedHealth Group, Inc.	3,648		1,866,828
			2,530,241
Home Builders - 0.31%
Lennar Corp. - Class B (b)	2,954		409,868

Household Products & Wares - 0.25%
Church & Dwight Co., Inc.	3,360		335,496

Insurance - 3.56%
Arch Capital Group Ltd. (a)	3,744		308,618
Berkshire Hathaway, Inc. - Class B (a)	5,045		1,935,967
Brown & Brown, Inc.	4,128		320,168
Loews Corp.	5,184		377,706
Markel Group, Inc. (a)(b)	192		287,507
Principal Financial Group, Inc.	3,265		258,262
Prudential Financial, Inc. (b)	4,707		493,906
The Hartford Financial Services Group, Inc.	5,091		442,713
W R Berkley Corp.	3,936		322,280
			4,747,127
Internet - 11.39%
Alphabet, Inc. - Class A (a)	36,632		2,737,834
Alphabet, Inc. - Class C (a)	36,632		2,423,362
Amazon.com, Inc. (a)	29,712		4,611,302
Booking Holdings, Inc. (a)	157		550,673
CDW Corp.	1,472		333,732
Coupang, Inc. (a)	1,707		23,898
DoorDash, Inc. - Class A (a)(b)	1,476		153,799
Expedia Group, Inc. (a)	1,610		238,811
MercadoLibre, Inc. (a)	192		328,668
Meta Platforms, Inc. - Class A (a)(b)	7,274		2,837,878
Okta, Inc. (a)(b)	768		63,475
Pinterest, Inc. - Class A (a)	3,264		122,302
Snap, Inc. - Class A (a)(b)	7,802		123,974
Spotify Technology SA (a)	768		165,389
Uber Technologies, Inc. (a)	7,057		460,610
			15,175,707
Iron & Steel - 0.20%
Nucor Corp.	1,468		274,413

Lodging - 0.14%
MGM Resorts International (b)	4,273		185,320

Machinery - Diversified - 1.06%
Deere & Co. (b)	1,087		427,821
Dover Corp.	2,659		398,265
IDEX Corp.	1,344		284,256
Westinghouse Air Brake Technologies Corp.	2,311		304,058
			1,414,400
Media - 1.58%
Comcast Corp. - Class A	19,857		924,145
FactSet Research Systems, Inc.	480		228,442
Sirius XM Holdings, Inc. (b)	23,921		121,758
The Walt Disney Co.	8,596		825,646
			2,099,991
Mining - 0.26%
Freeport-McMoRan, Inc.	8,279		328,594
Southern Copper Corp. (b)	319		26,190
			354,784
Miscellaneous Manufacturing - 1.17%
3M Co.	6,326		596,858
Carlisle Cos., Inc.	864		271,521
General Electric Co. (b)	5,184		686,464
			1,554,843
Office - Business Equipment - 0.07%
Zebra Technologies Corp. - Class A (a)	406		97,257

Oil & Gas - 2.97%
Chevron Corp.	4,779		704,568
ConocoPhillips	5,616		628,262
Exxon Mobil Corp.	13,308		1,368,195
Marathon Oil Corp.	28,873		659,748
Occidental Petroleum Corp. (b)	3,378		194,471
Valero Energy Corp. (b)	2,865		397,949
			3,953,193
Oil & Gas Services - 0.11%
Schlumberger NV	2,939		143,129

Pharmaceuticals - 5.35%
AbbVie, Inc.	6,443		1,059,229
Cencora, Inc.	2,208		513,757
Dexcom, Inc. (a)	1,828		221,828
Eli Lilly & Co.	2,994		1,932,957
Johnson & Johnson	11,622		1,846,736
Merck & Co., Inc.	9,696		1,171,083
The Cigna Group	1,277		384,313
			7,129,903
Pipelines - 0.52%
Cheniere Energy, Inc.	1,406		230,570
Kinder Morgan, Inc.	27,788		470,173
			700,743
Private Equity - 0.54%
Blackstone, Inc.	2,977		370,488
KKR & Co., Inc.	4,032		349,091
			719,579
Retail - 5.11%
Costco Wholesale Corp.	1,834		1,274,410
Lowe's Cos., Inc.	3,278		697,690
Lululemon Athletica, Inc. (a)	576		261,400
McDonald's Corp.	3,948		1,155,658
Ross Stores, Inc.	2,784		390,540
Target Corp.	2,896		402,776
The Home Depot, Inc.	4,032		1,423,135
Ulta Beauty, Inc. (a)	467		234,457
Walmart, Inc.	5,881		971,835
			6,811,901
Semiconductors - 8.45%
Advanced Micro Devices, Inc. (a)	6,212		1,041,690
Broadcom, Inc.	1,667		1,967,060
GLOBALFOUNDRIES, Inc. (a)(b)	768		42,225
Intel Corp.	14,630		630,260
Lam Research Corp.	842		694,793
Marvell Technology, Inc.	4,452		301,400
Micron Technology, Inc.	4,450		381,588
NVIDIA Corp.	7,801		4,799,722
QUALCOMM, Inc.	4,362		647,801
Teradyne, Inc. (b)	1,994		192,600
Texas Instruments, Inc. (b)	3,498		560,100
			11,259,239
Software - 12.13%
Adobe, Inc. (a)	1,541		951,999
Aspen Technology, Inc. (a)	288		55,293
Atlassian Corp. - Class A (a)	677		169,094
Bentley Systems, Inc. - Class B	1,824		91,930
Broadridge Financial Solutions, Inc.	1,824		372,461
Cloudflare, Inc. - Class A (a)(b)	1,467		115,966
Datadog, Inc. - Class A (a)	1,409		175,336
HubSpot, Inc. (a)	192		117,312
Intuit, Inc.	1,250		789,163
Microsoft Corp.	24,485		9,734,745
MongoDB, Inc. (a)(b)	309		123,761
Oracle Corp.	6,240		697,008
Palantir Technologies, Inc. - Class A (a)	6,385		102,735
Paycom Software, Inc.	1,639		311,803
ROBLOX Corp. - Class A (a)	3,112		120,777
Salesforce, Inc. (a)	3,552		998,432
Snowflake, Inc. - Class A (a)	1,203		235,355
Splunk, Inc. (a)	962		147,542
SS&C Technologies Holdings, Inc.	2,976		181,596
Veeva Systems, Inc. - Class A (a)	579		120,090
Workday, Inc. - Class A (a)	1,156		336,477
Zoom Video Communications, Inc. - Class A (a)	3,407		220,126
			16,169,001
Telecommunications - 1.76%
AT&T, Inc.	43,866		775,990
Cisco Systems, Inc.	20,225		1,014,891
T-Mobile US, Inc.	3,467		558,984
			2,349,865
Transportation - 1.16%
Expeditors International of Washington, Inc.	2,112		266,809
FedEx Corp. (b)	1,284		309,816
JB Hunt Transport Services, Inc. (b)	960		192,941
Union Pacific Corp.	3,168		772,771
			1,542,337
TOTAL COMMON STOCKS (Cost $119,438,980)			127,967,555

REAL ESTATE INVESTMENT TRUSTS - 2.08%
Apartments - 1.10%
Camden Property Trust	2,393		224,559
Essex Property Trust, Inc.	1,152		268,727
Invitation Homes, Inc.	13,266		436,849
Mid-America Apartment Communities, Inc.	1,802		227,737
UDR, Inc. (b)	8,473		305,197
			1,463,069
Diversified - 0.52%
American Tower Corp.	2,244		439,039
WP Carey, Inc.	4,153		257,320
			696,359
Health Care - 0.28%
Healthpeak Properties, Inc. (b)	19,785		366,023

Manufactured Homes - 0.17%
Sun Communities, Inc.	1,824		228,638

Office Property - 0.01%
NET Lease Office Properties	290		7,192
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,920,164)			2,761,281

PURCHASED OPTIONS - 0.78% (c)(d)	Contracts	Notional Amount	Value
PUT OPTIONS - 0.78%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $364.00	711	$34,332,768	19,908
SPY SPDR S&P 500® Trust ETF, Expires 6/28/2024, Strike Price $395.00	712	34,381,056	149,520
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2024, Strike Price $385.00	713	34,429,344	250,976
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2024, Strike Price $428.00	626	30,228,288	619,740
TOTAL PURCHASED OPTIONS (Cost $2,185,394)			1,040,144

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.65%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.54% (e)	11,520,088		11,520,088
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,520,088)			11,520,088

SHORT TERM INVESTMENTS - 1.23%
Money Market Deposit Account - 1.23%	Principal Amount		Value
U.S. Bank Money Market Deposit Account, 5.200% (f)$$$	$1,643,131		1,643,131
TOTAL SHORT TERM INVESTMENTS (Cost $1,643,131)			1,643,131

Total Investments (Cost $137,707,757) - 108.76%			144,932,199
Liabilities in Excess of Other Assets - (8.76)%			(11,676,210)
TOTAL NET ASSETS - 100.00%			$133,255,989

Asset Type	% of Net Assets
Common Stocks	96.02%
Real Estate Investment Trusts	2.08
Purchased Options	0.78
Investments Purchased with Proceeds From Securities Lending	8.65
Short Term Investments	1.23
Total Investments	108.76
Liabilities in Excess of Other Assets	(8.76)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of this security is on loan as of January 31, 2024. The total value of securities on loan is $11,060,395, or 8.30% of net assets. See Note 2.
(c) Exchange-Traded.
(d) All or a portion of the security is pledged as collateral in connection with options written contracts.
(e) Represents annualized seven-day yield as of the end of the reporting period.
(f) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2024.

Schedule of Options Written (a)
January 31, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPXW S&P® 500 Index	2/5/2024	$4,950.00	91	$(44,095,415)	$(18,200)
SPXW S&P® 500 Index	2/9/2024	4,985.00	91	(44,095,415)	(31,850)
SPXW S&P® 500 Index	2/14/2024	4,955.00	92	(44,579,980)	(103,040)
Total Options Written (Premiums Received $303,114)					$(153,090)

(a) Exchange-Traded.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust  (the "Trust") in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$127,967,555	$-	$-	$127,967,555
Real Estate Investment Trusts	2,761,281	-	-	2,761,281
Purchased Options	1,040,144	-	-	1,040,144
Investments Purchased with Proceeds From Securities Lending	-	11,520,088	-	11,520,088
Short Term Investments	1,643,131	-	-	1,643,131
Total Assets	$133,412,111	$11,520,088	$-	$144,932,199

Liabilities
Options Written	$-	$153,090	$-	$153,090
Total Liabilities	$-	$153,090	$-	$153,090

There were no Level 3 investments held by the Fund during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund invests primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Fund are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

The average volume of derivative activity during the period ended January 31, 2024, is as follows:

Purchased Options	Options Written
Average Monthly Market Value	Average Monthly Market Value
$951,896	$(142,643)

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31, 2024, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$11,060,395	$11,520,088